SEWARD & KISSEL LLP

1200 G Street, N.W.

Washington, DC 20005

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

July 10, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AllianceBernstein Core Opportunities Fund, Inc.

File Nos. 33-90261 and 811-09687

Accession No. 0001193125-13-272322

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a filing, dated June 26, 2013, Accession No. 0001193125-13-272322, to the Prospectus, dated March 1, 2013, for AllianceBernstein Core Opportunities Fund, Inc (the “Fund”). The purpose of the filing is to submit the Rule 497(e) filing dated June 26, 2013 in interactive data for the Fund.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Joanne A. Skerrett
Joanne A. Skerrett

Attachment

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase